Public Offering and Private Placement	12 Months Ended
Oct. 31, 2013
Public Offering and Private Placement [Abstract]
Public Offering and Private Placement [Text Block]
2.	Public Offering and Private Placement

In connection with the Public Offering, on December 21, 2012, the Company sold 4,000,000 Units at $10.00 per unit (“Units”) generating gross proceeds of $40,000,000. Each Unit consists of one callable Class A Share, $0.0001 par value, and one redeemable warrant (each a “Warrant”) to purchase one ordinary share of the Company. Each Warrant entitles the holder to purchase from the Company one ordinary share at an exercise price of $10.00 commencing on the later of (a) December 18, 2013 and (b) the consolidation of each series of the Company’s ordinary shares into one class of ordinary shares, and will expire on the earlier of December 18, 2017 and the date of the Company’s dissolution and liquidation of the Trust Account, unless such Warrants are earlier redeemed.

The Warrants may be redeemed by the Company at a price of $0.01 per Warrant in whole but not in part upon 30 days prior written notice after the Warrants become exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading day period ending on the third business day prior to the date on which notice of redemption is given. In the event that there is no effective registration statement or prospectus covering the ordinary shares issuable upon exercise of the Warrants, holders of Warrants may elect to exercise them on a cashless basis by paying the exercise price by surrendering their Warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of shares underlying the redeemable warrants, multiplied by the difference between the exercise price of the Warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” means the average reported last sale price of our ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the Warrant notice is sent to the warrant agent. The Company would not receive additional proceeds to the extent the redeemable warrants are exercised on a cashless basis.

The callable Class A Shares and Warrants began separate trading on March 18, 2013. The callable Class A Shares will continue to trade until the Acquisition Transaction has been completed, at which time they will either: (i) automatically be consolidated with all ordinary shares into one series, if redemption rights were granted prior to, or concurrently with, the completion of the Acquisition Transaction; or (ii) automatically separate from the units and convert to callable Class B Shares, if the Acquisition Transaction is completed prior to a post-acquisition tender offer. After the post-acquisition tender offer, the callable Class B Shares will be consolidated with other outstanding ordinary shares. Upon consummation of the Public Offering, the ordinary shares purchased by the founders were exchanged for Class A Shares (Note 6). Such shares will not be redeemable, will be placed in escrow and will not be released until December 18, 2014.

The Company sold to Chardan Capital Markets, LLC and its designees (the “Underwriter”), for an aggregate of $100, an option to purchase 280,000 units at an exercise price of $12.00 per unit, which is comprised of 280,000 ordinary shares and warrants to purchase 280,000 ordinary shares. The Underwriter’s unit purchase option will be exercisable at any time, in whole or in part, from the later of (i) the consolidation of each series of the Company’s ordinary shares into one class of ordinary shares, or (ii) June 18, 2013, and expire on the earlier of December 18, 2017 and the day immediately prior to the day on which the Company has been dissolved. The Company has accounted for the fair value of the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated that the fair value of this unit purchase option was approximately $968,876 (or $3.46 per unit) using a Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriter was estimated as of the date of grant using the following assumptions: (1) expected volatility of 46%, (2) risk-free interest rate of 0.76% and (3) expected life of five years. The Company has no obligation to net cash settle the exercise of the unit purchase option or underlying Warrants.

In connection with the Underwriter Placement, on December 21, 2012, the Company sold to the underwriters of the Public Offering, including Maxim Group LLC, the qualified independent underwriter, for an aggregate of $2,720, an aggregate of 136,000 Class A Shares (the “Underwriter Shares”). Such shares are not redeemable, have been placed in escrow and will not be released until December 18, 2014. Additionally, the underwriters have agreed to waive their rights to participate in any distribution from the Trust Account. The Company accounted for the fair value of the Underwriter Shares, inclusive of the receipt of $2,720 cash payment, as an expense of the Public Offering resulting in a charge directly to shareholders’ equity. The Company estimates that the fair value of these shares was approximately $1,360,000 ($10.00 per share).

In connection with the Private Placement, on December 21, 2012, the founders and certain of their designees purchased 4,500,000 warrants (the “Placement Warrants”) at a price of $0.75 per warrant for an aggregate purchase price of $3,375,000. The proceeds from the sale of the Placement Warrants are held in the Trust Account pending completion of the Acquisition Transaction. The Placement Warrants are identical to the Warrants, except that the Placement Warrants are (i) subject to certain transfer restrictions described below, (ii) cannot be redeemed by the Company, and (iii) may be exercised during the applicable exercise period, on a for cash or cashless basis, at any time after the consolidation of each series of the Company’s ordinary shares into one class of ordinary shares after consummation of an Acquisition Transaction or post-acquisition tender offer, as the case may be, even if there is not an effective registration statement relating to the shares underlying the Placement Warrants, so long as such warrants are held by the founders, their designees, or their affiliates. Notwithstanding the foregoing, if the Placement Warrants are held by holders other than the founders or their permitted transferees, the Placement Warrants will only be exercisable by the holders on the same basis as the Warrants included in the units being sold in the Public Offering.

The founders have agreed, subject to certain exceptions below, not to sell, assign or otherwise transfer any of their Placement Warrants until the consummation of the Acquisition Transaction or the completion of a post-acquisition tender offer, as the case may be. Prior to the consummation of an Acquisition Transaction or the completion of a post-acquisition tender offer, as the case may be, the Placement Warrants may only be transferred (i) by gift to an affiliate or a member of the holder’s immediate family (or a member of the immediate family of its officers or directors) or to a trust or other entity, the beneficiary of which is the holder (or one of its officers or directors or a member of their respective immediate families), (ii) by virtue of the laws of descent and distribution upon death of any holder, or (iii) pursuant to a qualified domestic relations order; provided, however, that as relates to the Placement Warrants, any such transfers may be implemented only upon the respective transferee’s written agreement to be bound by the terms and conditions of the insider letter agreement executed by the transferring holder.